United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23174
(Investment Company Act File Number)

Federated Hermes Project and Trade Finance Tender Fund

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-03-31

Date of Reporting Period: Six months ended 2025-09-30

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2025

Share Class	Institutional	Service

Federated Hermes Project and Trade Finance Tender Fund
Fund Established 2016

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2025 through September 30, 2025. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on X (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2025, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Net Assets
Trade Finance Agreements	92.8%
Cash Equivalents[2]	3.0%
Derivative Contracts[3]	0.0%
Other Assets and Liabilities—Net[4]	4.2%
TOTAL	100%

1	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2025 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—92.8%
		Air Transportation—4.1%
$ 3,289,796	[2,3]	AerCap Holdings NV, 5.502% (SOFR CME +1.500%), 12/31/2028	9/22/2021	$ 3,292,062	$ 3,289,796
9,925,000	[2,3]	Avolon TLB 2030, 5.885% (30-DAY AVERAGE SOFR +1.750%), 6/24/2030	10/3/2024	9,912,594	9,925,000
12,000,000	[2,3]	Cuanza Ltd. TAAG Linhas Aereas do Angola S.A. Ministry of Finance Angola, 9.314% (SOFR CME +5.000%), 12/31/2025	1/24/2025	16,500,000	12,000,000
14,904,290	[2,3]	Yeco Leasing Ltd. (Cayman, Inc.), 6.070%–6.332% (SOFR CME +1.750%), 12/15/2029	3/20/2025- 4/22/2025	14,800,290	14,904,290
		TOTAL			40,119,086
		Automotive—0.2%
1,600,000	[2,3]	JSC UzAuto Motors (“UzAuto Motors”), 8.509% (SOFR CME +4.250%), 8/24/2026	9/18/2023	1,600,000	1,600,000
		Banking—8.5%
8,750,000	[2,3]	Agrobank, 7.392% (SOFR CME +3.000%), 11/25/2025	11/25/2024- 1/10/2025	8,740,250	8,750,000
10,400,000	[2,3]	Joint-Stock Co. Asakabank, 6.634% (SOFR CME +2.500%), 4/29/2026	4/25/2025	10,400,000	10,400,000
15,000,000	[2,3]	National Bank of Egypt, 6.171% (SOFR CME +1.991%), 6/3/2026	6/21/2024- 9/13/2024	15,002,833	15,000,000
EUR 5,000,000	[2,3]	T.C. Ziraat Bankasi AS, Istanbul (“Ziraat”), 2.858% (3-month EURIBOR +0.850%), 5/25/2026	5/2/2025	5,578,209	5,837,089
$ 5,000,000	[2,3]	Turk Eximbank (Turkiye Ihracat Kredi Bankasi A.S.) The Republic of Turkiye, a State- owned bank and the official export credit agency of Turkiye, 5.463% (SOFR CME +1.250%), 12/29/2025	12/17/2024	5,000,000	5,000,000
EUR 10,000,000	[2,3]	TurkExim Bank (Turkiye Ihracat Kredi Bankasi A.S.) the Republic of Turkiye, state owned bank and the official Export Credit Agency of Turkiye, 3.151% (1-month EURIBOR +1.030%), 11/13/2025	4/4/2025	11,303,948	11,735,422
10,000,000	[2,3]	Yapi ve Kredi Bankasi A.S., 2.979% (3-month EURIBOR +0.950%), 6/15/2026	8/5/2025- 8/7/2025	11,556,838	11,698,393
$10,063,350	[2]	Yapi ve Kredi Bankasi A.S., 5.205%, 7/23/2026	6/18/2025	9,492,958	9,694,884
5,000,000	[2,3]	Ziraat Bank USD, 5.422% (SOFR CME +1.100%), 5/25/2026	4/25/2025	4,953,375	4,989,568
		TOTAL			83,105,356
		Basic Industry - Metals/Mining Excluding Steel—4.7%
EUR 7,050,000	[2,3]	Almalyk Mining Metallurgical Complex JSC, 5.239%–5.328% (3-month EURIBOR +3.300%), 2/23/2030	8/5/2025- 9/24/2025	8,224,545	8,277,057
$11,631,579	[2,3]	Glencore Eramet, 7.002% (SOFR CME +3.000%), 12/31/2029	5/15/2025	12,184,918	11,683,360
5,500,000	[2,3]	Harmony Gold Mining Co. Ltd., 7.210% (SOFR +2.810%), 5/31/2027	7/30/2018- 4/30/2021	5,507,949	5,500,000
3,333,334	[2,3]	Mercuria Energy Trading S.A. / Kazakhmys Corp. LLC, 6.650% (SOFR CME +2.500%), 12/15/2025	3/6/2025- 3/26/2025	3,323,334	3,333,334
1,941,569	[2,3]	Navoi Mining and Metallurgical Co., 9.085% (SOFR CME +4.760%), 4/20/2027	5/18/2022- 5/30/2024	1,924,192	1,941,569
15,400,000	[2,3]	Trafigura Pte., Ltd., 5.663% (SOFR CME +1.500%), 6/30/2026	6/26/2024- 8/22/2025	15,400,000	15,438,677
		TOTAL			46,173,997
		Basic Industry - Steel Producers/Products—1.4%
13,418,356	[2,3]	CSN, 6.663% (SOFR CME +2.500%), 12/31/2027	3/26/2024- 3/4/2025	14,500,482	13,277,554
		Beverages—1.0%
9,515,625	[2,3]	International Beverage Tashkent, 9.092% (SOFR CME +4.500%), 5/23/2029	12/23/2021- 3/26/2025	9,515,625	9,515,625
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Chemicals—0.9%
$ 3,227,500	[2,3]	Egyptian Ethylene & Derivatives Co. SAE, 8.038% (SOFR CME +4.000%), 9/13/2028	9/22/2023- 10/17/2023	$ 3,227,500	$ 3,227,500
5,270,240	[2,3]	PJSC Acron, 5.980% (SOFR CME + 1.700%), 5/18/2026	11/10/2021	5,270,241	5,254,456
		TOTAL			8,481,956
		Communications - Telecom Wirelines—7.1%
EUR 12,237,931	[2,3]	Antin Elephant Bidco B.V., 4.144%–4.372% (3-month EURIBOR +2.200%), 6/29/2029	3/18/2025- 8/26/2025	13,227,734	14,277,995
$12,991,875	[2,3]	Dobson Technologies, Inc., 7.870%–8.090% (SOFR CME +3.750%), 9/26/2029	12/16/2024- 8/21/2025	12,991,875	12,885,309
10,945,000	[2,3]	Gridiron Fiber Corp., 7.752% (SOFR CME +3.750%), 4/1/2032	11/22/2023- 3/26/2025	10,906,266	10,945,000
EUR 4,000,000	[2,3]	Srbija Telecom, 7.850% (3-month EURIBOR +5.850%), 7/3/2028	7/1/2025	4,716,998	4,722,030
12,750,000	[2,3]	TDC Net A/S, 4.467% (3-month EURIBOR +2.400%), 2/2/2027	3/28/2023- 11/5/2024	13,718,901	14,969,146
9,200,000	[2,3]	Telekom Srbija a.d. Beograd, 5.574% (6-month EURIBOR +3.500%), 12/5/2029	11/28/2024	9,665,588	10,862,647
		TOTAL			68,662,127
		Consumer Goods - Food - Wholesale—1.3%
$12,500,000	[2,3]	Marfrig Global Foods S.A., 5.943% (SOFR CME +1.800%), 4/27/2026	5/24/2024	12,500,000	12,546,539
1	[2,3,4,5,6]	Vicentin SAIC II, 11.579% (SOFR CME +6.000%), 1/15/2024	12/28/2017- 1/15/2020	1	0
		TOTAL			12,546,539
		Energy - Exploration & Production—9.6%
13,828,610	[2,3]	Azule Energy Holding Ltd., 8.666% (SOFR CME +4.500%), 7/29/2029	10/27/2022- 5/6/2025	14,923,750	13,962,414
10,173,913	[2,3]	BlueNord Energy Denmark A/S, 8.170% (SOFR CME +4.030%), 12/31/2029	6/7/2024- 7/17/2025	10,173,913	10,173,913
4,711,905	[2,3]	Borrower Prime Oil and Gas Cooperatief UA, parent holdco offshore in Netherlands, 8.408% (SOFR CME +4.250%), 6/30/2029	3/28/2024- 12/19/2024	4,695,201	4,694,685
10,500,000	[2,3]	Carmo Energy S.A., 7.085% (SOFR CME +5.280%), 12/22/2029	6/30/2023- 12/16/2024	10,500,000	10,500,000
11,000,000	[2,3]	CC Energy Development Ltd., 8.389% (SOFR CME +4.500%), 12/31/2030	8/31/2022	11,000,000	11,000,000
3,237,500	[2,3]	Ithaca Energy UK Ltd., 0.500%–8.208% (SOFR CME +0.500%-4.000%), 12/31/2029	11/4/2024- 7/23/2025	3,237,500	3,237,500
GBP 278,228	[2,3]	Neo Energy Group Ltd., 8.244% (SONIA +4.000%), 6/30/2031	7/24/2025	371,658	374,189
$10,774,106	[2,3]	Neo Energy Group Ltd., 8.631% (SOFR CME +4.000%), 6/30/2031	7/24/2025	10,774,105	10,774,106
9,000,000	[2,3]	OQ SAOC, 4.690% (SOFR CME +0.850%), 9/17/2026	1/28/2025	8,990,250	9,027,421
5,000,000	[2,3]	SOCAR Energy, 8.218% (SOFR CME +3.450%), 8/11/2026	8/11/2021	4,957,500	5,000,000
3,064,286	[2,3]	Sonangol Finance Ltd., 9.523% (SOFR CME +5.250%), 9/30/2026	9/14/2021- 4/25/2024	3,042,836	3,064,286
11,259,538	[2,3]	Sonangol Finance Ltd. (SFL), Inc. in Cayman Islands, a wholly owned subsidiary of Sonangol EP, 9.676% (SOFR CME +5.750%), 9/30/2027	4/25/2024- 12/4/2024	11,149,697	11,259,538
		TOTAL			93,068,052
		Energy - Gas Distribution—4.7%
7,697,387	[2,3]	Caliche Development Partners III LLC, SPV, 6.370% (SOFR CME +2.250%), 10/1/2029	12/4/2024- 8/20/2025	7,697,386	7,691,171
5,585,931	[2,3]	Energia Mayakan SA de CV, 6.913% (SOFR CME +2.750%), 3/20/2031	10/8/2024- 6/26/2025	5,552,636	5,585,931
EUR 5,103,159	[2,3]	Medina, 5.026% (3-month EURIBOR +3.000%), 4/30/2029	8/31/2023	5,480,254	5,982,885
$ 8,352,538	[2,3]	Nigeria LNG Ltd., 8.013% (SOFR CME +3.750%), 3/31/2029	2/5/2025	8,045,351	8,226,006
345,350	[2,3]	Papua New Guinea Liquefied Natural Gas Global Co., 8.440% (SOFR CME +3.750%), 6/15/2026	4/14/2023	341,896	345,350
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Gas Distribution—continued
$ 8,552,145	[2,3]	Venture Global Calcasieu Pass LLC, 7.138% (SOFR CME +2.875%), 8/19/2026	1/28/2021- 2/10/2023	$ 8,516,388	$ 8,552,145
845,801	[2,3]	Venture Global Plaquemines Cont Reserve, 6.382%–6.383% (SOFR CME +2.225%), 5/25/2029	8/27/2025	845,801	846,858
6,639,400	[2,3]	Venture Global Plaquemines LNG LLC, 6.382% (SOFR CME +2.225%), 5/25/2029	12/15/2022- 1/23/2025	6,639,400	6,647,699
2,160,000	[2,3]	VMOS S.A., 9.477%–9.705% (SOFR CME +5.500%), 7/8/2030	8/18/2025	2,160,000	2,160,000
		TOTAL			46,038,045
		Energy - Integrated Energy—8.1%
10,000,000	[2,3]	BP Oil International Ltd., 4.529% (SOFR CME +4.197%), 10/8/2025	9/9/2025	10,000,000	9,999,995
9,539,332	[2]	Eni Trade & Biofuels Spa, 4.520%, 10/22/2025	9/24/2025	9,508,188	9,513,202
11,260,880	[2,3]	Heritage Petrol Co. Ltd., 9.549% (SOFR CME +5.250%), 5/5/2029	11/9/2023- 5/22/2024	11,540,461	11,260,880
5,513,513	[2,3]	Leopard Funding Ltd., 10.288% (SOFR CME +6.250%), 9/17/2029	6/9/2025	5,454,014	5,537,217
14,162,011	[2,3]	Northern Hydrocarbon Funding Ltd., 9.538% (SOFR CME +5.500%), 9/30/2029	7/15/2025	14,149,265	14,211,917
12,018,182	[2,3]	Puma International Financing S.A. (Lux, Inc.), 6.355% (SOFR CME +2.100%), 6/4/2028	5/30/2024- 5/27/2025	12,003,182	12,003,745
16,000,000	[2,3]	Staatsolie Maatschappij Suriname NV (“Staatsolie”), 9.818% (SOFR CME +5.500%), 5/24/2032	5/15/2025	16,000,000	16,000,000
		TOTAL			78,526,956
		Energy - Oil Field Equipment & Services—7.8%
7,900,949	[2,3]	Alfa Lula Alto S.a.r.l., 6.702% (SOFR CME +2.100%), 1/15/2028	6/16/2023- 4/8/2024	7,823,031	8,059,380
1,921,841	[2,3]	Alfa Lula Alto S.a.r.l., 6.873% (SOFR CME +2.300%), 12/15/2029	6/16/2023- 4/8/2024	1,892,424	1,970,451
11,128,284	[2,3]	Beta Lula Central S.a.r.l. (Lux, Inc.), 6.962% (SOFR CME +2.300%), 6/15/2030	12/6/2023- 7/11/2024	11,085,432	11,303,025
3,103,334	[2,3]	EDRILL T15 PTE Ltd., 7.880% (SOFR CME +3.500%), 2/29/2028	6/20/2025	3,087,817	3,089,047
3,434,666	[2,3]	EDRILL Vencedor PTE Ltd, 7.880% (SOFR CME +3.500%), 2/29/2028	6/20/2025	3,417,493	3,418,810
14,276,538	[2,3]	GY-DW-UK-IV Ltd., 6.102% (SOFR CME +2.100%), 8/14/2028	11/5/2024- 8/21/2025	14,217,298	14,249,653
3,550,683	[2,3]	Sonasing Xikomba Ltd. (“Xikomba”), Bermuda, Inc., 6.912% (SOFR CME +2.300%), 5/29/2026	4/11/2022- 12/8/2023	3,551,683	3,550,683
16,474,498	[2,3]	Tartaruga MV29 B.V., 6.764% (SOFR CME +2.350%), 3/15/2032	7/16/2025	16,395,759	16,462,981
2,469,569	[2,3]	Ten FPSO, 7.741% (SOFR CME +3.125%), 3/15/2026	2/19/2024- 12/19/2024	2,338,685	2,313,922
11,243,498	[2,3]	Yinson Azalea Production PTE Ltd., 7.117%–7.308% (SOFR CME +3.000%), 3/31/2032	8/5/2024- 9/12/2025	11,224,087	11,243,498
		TOTAL			75,661,450
		Energy - Oil Refining and Marketing—1.3%
13,000,000	[2,3]	Petroleos del Peru S.A., 9.594% (SOFR CME +5.500%), 11/13/2025	5/22/2024- 6/13/2025	13,000,000	13,034,529
		Foreign Sovereign—12.3%
2,420,000	[2,3]	Arab Republic of Egypt represented by the Egyptian General Petroleum Corp. (EGPC), 8.096% (SOFR CME +4.000%), 10/23/2025	9/25/2024- 10/24/2024	2,420,000	2,420,000
EUR 2,071,429	[2,3]	Benin, Government of, 6.074% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023- 6/20/2024	2,237,850	2,431,962
2,057,143	[2,3]	Benin, Government of, 6.350% (6-month EURIBOR +4.300%), 12/21/2026	12/21/2021	2,321,075	2,379,076
2,228,571	[2,3]	Benin Government of, 6.350% (6-month EURIBOR +4.300%), 12/21/2026	12/22/2021	2,525,975	2,616,456
12,500,000	[2,3]	Cote D’Ivoire, Government of, 5.153% (6-month EURIBOR +3.050%), 3/9/2026	5/21/2024	13,569,994	14,675,633
$ 1,940,850	[2,3]	Egypt, Government of, 7.898% (SOFR CME +4.000%), 9/24/2026	9/25/2025	1,940,850	1,940,850
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
$ 789,629	[2,3]	Egypt, Government of, 6.903%–7.056% (SOFR CME +3.150%), 9/21/2026	6/24/2025- 9/22/2025	$ 789,629	$ 789,629
757,145	[2,3]	Egypt, Government of, 7.685%–8.243% (SOFR CME +4.000%), 6/1/2026	6/9/2024- 5/27/2025	757,145	757,145
6,659,406	[2,3]	GOV Pakistan 216, 7.608%–7.882% (SOFR CME +3.900%), 8/24/2026	6/14/2025- 8/27/2025	6,659,406	6,791,733
7,833,236	[2,3]	Islamic Republic of Pakistan represented by Ministry of Economic Affairs, 8.189%–8.327% (SOFR CME +3.695% - 4.150%), 1/20/2026	10/30/2024- 1/16/2025	7,833,236	7,934,881
1,000,000	[2,3]	Kenya, Government of, 10.920% (SOFR CME +6.450%), 3/4/2026	2/16/2024	993,250	1,000,000
EUR 3,500,000	[2,3]	Minister of Finance of Ukraine, 6.175% (3-month EURIBOR +4.100%), 9/1/2026	8/25/2021	4,114,075	3,524,389
10,937,500	[2,3]	Republic of Senegal via Ministry of Finance and Budget, 7.871% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023- 5/9/2024	11,901,533	12,248,583
8,000,000	[2,3]	Senegal, Government of, 6.854% (3-month EURIBOR +4.850%), 3/1/2026	6/9/2023	8,596,798	9,341,089
5,486,111	[2,3]	The Republic De Cote D’Ivoire Acting Through And Represented By The Ministre Des Finances Et Du Budget (Minister Of Finance And Budget), 7.776% (6-month EURIBOR +5.750%), 1/8/2028	6/3/2024	5,980,713	6,440,972
1,000,000	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 6.336% (6-month EURIBOR +4.250%), 3/3/2027	9/8/2025	1,157,455	1,158,788
1,998,709	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 6.353% (3-month EURIBOR +4.250%), 3/8/2029	9/8/2025	2,263,023	2,265,629
$ 5,750,000	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 10.056% (SOFR CME +6.000%), 12/11/2025	12/18/2024	5,750,000	5,750,000
EUR 11,500,000	[2,3]	The Republic of Côte d’Ivoire, acting through the Minister of Finance and Budget, 4.920% (3-month EURIBOR +2.850%), 7/14/2026	8/15/2025	13,378,522	13,501,583
15,000,000	[2,3]	The Republic of Côte d’Ivoire, acting through the Minister of Finance and Budget, 5.028%–5.159% (3-month EURIBOR +2.850%), 3/18/2026	4/23/2025	16,988,254	17,610,760
$ 4,000,000	[2,3]	United Republic of Tanzania Ministry of Finance & Economic Affairs, 10.444% (SOFR CME +5.850%), 8/9/2026	5/20/2024	4,000,500	4,000,000
		TOTAL			119,579,158
		Supranational—5.1%
EUR 7,000,000	[2,3]	Afrexim TL 2025, 2.822% (3-month EURIBOR +0.800%), 2/27/2026	8/19/2025	8,253,634	8,192,855
$12,500,000	[2,3]	Afreximbank 209, 5.593% (SOFR CME +1.300%), 12/13/2025	7/29/2025	12,499,000	12,500,000
4,000,000	[2,3]	Afreximbank 209, 4.639%–4.943% (SOFR CME +0.379%), 5/18/2026	4/30/2025- 5/15/2025	4,000,000	4,000,000
10,000,000	[2,3]	Bank of Industry Ltd. (BOI) Guarantor - Africa Finance Corp., 6.386% (SOFR CME +2.200%), 9/30/2027	12/3/2024	10,000,000	10,000,000
4,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 5.773% (SOFR CME +1.750%), 12/16/2026	11/22/2024	4,000,000	3,996,501
2,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 5.908% (SOFR CME +1.800%), 11/23/2025	6/5/2024	1,989,000	1,998,675
5,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 5.967%–6.020% (SOFR CME +1.950%), 11/23/2026	11/21/2023- 11/30/2023	5,000,000	5,000,000
4,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 5.773% (SOFR CME +1.950%), 12/16/2027	12/11/2024	4,000,000	3,989,196
		TOTAL			49,677,227
		Telecommunications - Wireless—8.1%
5,800,000	[2,3]	HTA Group Ltd., Inc. in Mauritius, 8.821% (SOFR CME +4.311%), 9/13/2028	5/20/2024- 5/28/2024	5,648,600	5,739,493
5,722,500	[2,3]	HTA Group Ltd., Inc. in Mauritius, 8.821% (SOFR CME +4.311%), 9/13/2028	9/13/2024	5,666,275	5,719,886
9,500,000	[2,3]	IHS Holding Ltd., Cayman Islands, Inc., 8.818% (SOFR CME +4.500%), 10/7/2029	10/8/2024	9,500,000	9,500,000
7,634,615	[2,3]	IHS Zambia Ltd., 9.579% (SOFR CME +5.000%), 12/15/2027	11/11/2021- 10/17/2024	7,630,878	7,843,014
EUR 7,800,000	[2,3]	Phoenix Tower International (PTI) Iberica V NewCo created and, Inc. in Spain, 4.813% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 4/23/2025	8,318,474	9,528,065
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Telecommunications - Wireless—continued
EUR 7,700,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 4.813% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 2/25/2025	$ 8,494,245	$ 9,405,910
$12,000,000	[2,3]	Phoenix Tower International Spain ETVE, SL, 8.002% (SOFR CME +4.000%), 8/10/2027	11/21/2022- 3/5/2025	11,941,000	12,161,616
8,500,000	[2,3]	Tillman Infrastructure ABS SUB 1, LLC, 7.320% (SOFR CME +3.000%), 4/23/2029	6/25/2024	8,457,500	8,551,445
EUR 9,000,000	[2,3]	Vantage Towers AG, 5.996% (3-month EURIBOR +4.000%), 3/21/2030	7/2/2024	9,673,010	10,566,456
		TOTAL			79,015,885
		Transportation - Transport Infrastructure/Services—3.9%
$19,500,000	[2,3]	Impala Terminals Switzerland S.a.r.l., 6.516% (SOFR CME +4.250%), 7/21/2028	8/4/2025	19,500,000	19,500,000
9,000,000	[2,3]	Maher Terminals LLC, 6.913% (SOFR CME +2.750%), 11/17/2027	3/7/2024	8,932,500	9,000,000
9,400,000	[2,3]	Transnet SOC Ltd., 8.975% (SOFR CME +4.250%), 6/21/2027	11/14/2024- 5/15/2025	9,375,517	9,400,000
		TOTAL			37,900,000
		Utility - Electric Distribution/Transmission—1.7%
17,000,000	[2,3]	Oman Electricity Transmission Co. S.A.O.C., 8.596% (SOFR CME +4.280%), 3/26/2026	6/30/2025	16,991,500	17,005,100
		Utility - Electric-Generation—1.0%
EUR 5,499,970	[2,3]	Eesti Energia AS, 6.600% (6-month EURIBOR +4.500%), 5/11/2028	5/5/2023	6,059,592	6,457,243
$ 2,942,286	[2,3]	Qatar Electricity and Water Co. (QEWC) Q.P.S.C, 5.326% (SOFR CME +5.320%), 6/30/2027	2/8/2024	2,893,336	2,919,032
76,923	[2,3]	The Sharjah Electricity and Water Authority, 6.612% (SOFR CME +1.950%), 12/23/2025	12/21/2020- 1/11/2021	76,788	76,923
		TOTAL			9,453,198
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $889,247,525)			902,441,840
		INVESTMENT COMPANY—3.0%
28,958,712		Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[7] (IDENTIFIED COST $28,958,712)			28,958,712
		TOTAL INVESTMENT IN SECURITIES—95.8% (IDENTIFIED COST $918,206,237)[8]			931,400,552
		OTHER ASSETS AND LIABILITIES - NET—4.2%[9]			40,362,827
		NET ASSETS—100%			$971,763,379
At September 30, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
10/28/2025	State Street Bank & Trust Co.	43,770,000	EUR	$51,617,729	$148,237
10/28/2025	State Street Bank & Trust Co.	280,000	GBP	$379,020	$2,394
11/19/2025	Credit Agricole CIB	43,000,000	EUR	$50,554,782	$(72,103)
11/19/2025	Toronto Dominion Bank	10,000,000	EUR	$11,724,670	$(49,024)
11/19/2025	State Street Bank & Trust Co.	7,000,000	EUR	$8,262,015	$20,429
12/19/2025	Standard Chartered Bank	44,000,000	EUR	$51,823,099	$(67,451)
1/26/2026	Toronto Dominion Bank	43,900,000	EUR	$52,143,265	$269,965
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$252,447
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2025	$43,649,984
Purchases at Cost	$227,459,549
Proceeds from Sales	$(242,150,821)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$28,958,712
Shares Held as of 9/30/2025	28,958,712
Dividend Income	$1,259,474

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2025, these restricted securities amounted to
$902,441,840, which represented 92.8% of net assets.

2
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input.
Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Issuer in default.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Non-income-producing security.
7	7-day net yield.
8	Also represents cost of investments for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$902,441,840	$902,441,840
Investment Company	28,958,712	—	—	28,958,712
TOTAL SECURITIES	$28,958,712	$—	$902,441,840	$931,400,552
Other Financial Instruments[1]
Assets	$—	$441,025	$—	$441,025
Liabilities	—	(188,578)	—	(188,578)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$252,447	$—	$252,447

1	Other financial instruments are foreign exchange contracts.
Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2025	$826,370,289
Accreted/amortized discount/premiums	739,955
Realized gain (loss)	3,848,693
Change in unrealized appreciation/depreciation	13,158,029
Purchases	398,890,475
(Sales)	(340,565,601)
Balance as of 9/30/2025	$902,441,840
Total change in unrealized appreciation/depreciation attributable to investments still held at 9/30/2025	$14,453,400

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound
JSC	—Joint Stock Company
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2025[1]	Year Ended March 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.94	$9.91	$9.87	$9.80	$9.92	$9.71
Income From Investment Operations:
Net investment income (loss)[2]	0.34	0.76	0.78	0.46	0.19	0.25
Net realized and unrealized gain (loss)	0.06	0.01	0.08	0.12	(0.11)	0.22
Total From Investment Operations	0.40	0.77	0.86	0.58	0.08	0.47
Less Distributions:
Distributions from net investment income	(0.29)	(0.74)	(0.75)	(0.51)	(0.20)	(0.26)
Distributions from net realized gain	—	—	(0.07)	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total Distributions	(0.29)	(0.74)	(0.82)	(0.51)	(0.20)	(0.26)
Net Asset Value, End of Period	$10.05	$9.94	$9.91	$9.87	$9.80	$9.92
Total Return[4]	4.06%	7.99%	9.04%	6.07%	0.80%	4.91%
Ratios to Average Net Assets:
Net expenses[5]	0.41%[6]	0.41%	0.41%	0.41%	0.41%	0.71%
Net investment income	6.78%[6]	7.50%	7.77%	4.70%	1.94%	2.57%
Expense waiver/reimbursement[7]	0.19%[6]	0.22%	0.22%	0.24%	0.22%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$971,713	$902,558	$608,323	$577,272	$560,685	$39,835
Portfolio turnover[8]	26%	42%	47%	52%	36%	47%

1	Effective at the open of business July 25, 2025, the Fund’s CS class was re-designated as the IS class.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 9/30/2025[1]
Net Asset Value, Beginning of Period	$10.02
Income From Investment Operations:
Net investment income (loss)[2]	0.13
Net realized and unrealized gain (loss)	0.04
Total From Investment Operations	0.17
Less Distributions:
Distributions from net investment income	(0.14)
Net Asset Value, End of Period	$10.05
Total Return[3]	1.66%
Ratios to Average Net Assets:
Net expenses[4]	0.51%[5]
Net investment income	6.67%[5]
Expense waiver/reimbursement[6]	0.19%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$51
Portfolio turnover[7]	26%[8]

1	Reflects operations for the period from July 25, 2025 (commencement of operations) to September 30, 2025.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended September 30, 2025.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2025 (unaudited)

Assets:
Investment in securities, at value including $28,958,712 of investments in affiliated holdings* (identified cost $918,206,237, including $28,958,712 of identified cost in affiliated holdings)	$931,400,552
Cash	5,000,000
Cash denominated in foreign currencies (identified cost $1,530,023)	1,700,687
Income receivable	10,685,320
Income receivable from affiliated holdings	121,728
Receivable for investments sold	10,437,743
Receivable for shares sold	13,500,000
Unrealized appreciation on foreign exchange contracts	441,025
Total Assets	973,287,055
Liabilities:
Payable for investments purchased	1,219,963
Unrealized depreciation on foreign exchange contracts	188,578
Payable for investment adviser fee (Note 5)	8,276
Payable for portfolio accounting fees	87,680
Accrued expenses (Note 5)	19,179
Total Liabilities	1,523,676
Net assets for 96,714,978 shares outstanding	$971,763,379
Net Assets Consist of:
Paid-in capital	$964,074,766
Total distributable earnings (loss)	7,688,613
Net Assets	$971,763,379
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($971,712,563 ÷ 96,709,920 shares outstanding), no par value, unlimited shares authorized	$10.05
Service Shares:
Net asset value per share ($50,816 ÷ 5,058 shares outstanding), no par value, unlimited shares authorized	$10.05

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2025 (unaudited)

Investment Income:
Interest	$32,224,476
Dividends received from affiliated holdings*	1,259,474
TOTAL INCOME	33,483,950
Expenses:
Investment adviser fee (Note 5)	2,330,498
Administrative fee (Note 5)	955
Custodian fees	17,763
Transfer agent fees	83,132
Directors’/Trustees’ fees (Note 5)	6,603
Auditing fees	46,999
Legal fees	12,406
Portfolio accounting fees	224,255
Share registration costs	16,501
Printing and postage	10,466
Miscellaneous (Note 5)	10,073
TOTAL EXPENSES	2,759,651
Waiver/reimbursement of investment adviser fee (Note 5)	(867,125)
Net expenses	1,892,526
Net investment income	31,591,424
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized gain on investments	3,848,691
Net realized gain on foreign currency transactions	2,049,958
Net realized loss on foreign exchange contracts	(14,747,140)
Net change in unrealized appreciation of investments	13,158,029
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(150,803)
Net change in unrealized depreciation of foreign exchange contracts	1,191,376
Net realized and unrealized gain (loss) on investments, foreign currency transactions and foreign exchange contracts	5,350,111
Change in net assets resulting from operations	$36,941,535

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2025	Year Ended 3/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,591,424	$61,415,741
Net realized gain (loss)	(8,848,491)	2,263,686
Net change in unrealized appreciation/depreciation	14,198,602	(1,387,952)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,941,535	62,291,475
Distributions to Shareholders:
Institutional Shares	(26,899,517)	(63,142,653)
Service Shares[1]	(682)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,900,199)	(63,142,653)
Share Transactions:
Proceeds from sale of shares	41,350,000	250,691,477
Net asset value of shares issued to shareholders in payment of distributions declared	19,614,323	44,484,682
Cost of shares redeemed	(1,800,000)	(90,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	59,164,323	295,086,159
Change in net assets	69,205,659	294,234,981
Net Assets:
Beginning of period	902,557,720	608,322,739
End of period	$971,763,379	$902,557,720

1	Reflects operations for the period from July 25, 2025 (commencement of operations) to September 30, 2025.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
Six Months Ended September 30, 2025 (unaudited)

Operating Activities:
Change in net assets resulting from operations	$36,941,535
Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Used by Operating Activities:
Purchase of investment securities	(398,890,475)
Proceeds from disposition of investment securities	340,565,601
Proceeds of short-term investments, net	14,691,272
Amortization/accretion of premium/discount, net	(739,955)
Increase in income receivable	(1,362,062)
Increase in receivable for investments sold	(8,092,929)
Decrease in payable for investments purchased	(7,876,240)
Decrease in accrued expenses	(129,057)
Net realized gain on investments	(3,848,691)
Net change in unrealized appreciation/depreciation of investments	(13,158,029)
Net change in unrealized appreciation/depreciation of foreign exchange contracts	(1,191,376)
Net Cash Used By Operating Activities	(43,090,406)
Financing Activities:
Proceeds from sale of units	37,850,000
Income distributions to participants	(7,285,876)
Payments for units redeemed	(1,800,000)
Net Cash Provided By Financing Activities	28,764,124
Decrease in cash	(14,326,282)
Cash at beginning of year	21,026,969
Cash at end of year	$6,700,687
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions to participants of $19,614,323.See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Project and Trade Finance Tender Fund (the “Fund”) was organized as a Delaware statutory trust on June 30, 2016, as a continuously offered, diversified, closed-end management investment company. The Fund is registered under the Investment Company Act of 1940 (the “Act”), as amended, and the Securities Act of 1933 (the “1933 Act”), as amended. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Fund’s investment objective is to provide total return primarily from income.
The Fund’s Service Shares commenced operations on July 25, 2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent
Semi-Annual Shareholder Report

basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $867,125 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,886,119 and $540,671, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$441,025	Unrealized depreciation on foreign exchange contracts	$188,578
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(14,747,140)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$1,191,376
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2025		Year Ended 3/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,123,749	$41,300,000	24,984,326	$250,691,477
Shares issued to shareholders in payment of distributions declared	1,960,728	19,613,641	4,462,191	44,484,682
Shares redeemed	(178,218)	(1,800,000)	(8,876)	(90,000)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,906,259	$59,113,641	29,437,641	$295,086,159
	Six Months Ended 9/30/2025[1]		Year Ended 3/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,990	$50,000	—	$—
Shares issued to shareholders in payment of distributions declared	68	682	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	5,058	$50,682	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,911,317	$59,164,323	29,437,641	$295,086,159

1	Reflects operations for the period from July 25, 2025 (commencement of operations) to September 30, 2025.
Each Shareholder will automatically be a participant under the Fund’s Dividend Reinvestment Plan (DRP) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gains distributions, if any, in cash may be made by notice to the Fund or, if applicable, to a Shareholder’s broker or other intermediary (who should be directed to inform the Fund).
4. FEDERAL TAX INFORMATION
At September 30, 2025, the cost of investments for federal tax purposes was $918,206,237. The net unrealized appreciation of investments for federal tax purposes was $13,446,762. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $14,916,778 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,470,016. The amounts presented are inclusive of derivative contracts.
As of March 31, 2025, the Fund had a capital loss carryforward of $4,462,463 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,617,321	$1,845,142	$4,462,463
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their respective fees (if any), and/or reimburse expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. Effective December 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, proxy-related expenses, premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.40% and 0.65% of the Fund’s average daily net assets (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) December 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to December 1, 2025, the Total Fee Limit for the Fund’s Service Shares was 0.50%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees. For the six months ended September 30, 2025, the Adviser voluntarily waived $846,183 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2025, the Adviser reimbursed $20,942.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2025, the Sub-Adviser earned a fee of $1,817,789.
Semi-Annual Shareholder Report

Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund an administrative services fee but is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2025, were as follows:
Purchases	$229,855,921
Sales	$185,920,534
7. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of entities in the Energy sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At September 30, 2025, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	7.7%
Brazil	7.5%
Angola	6.6%
Ivory Coast	5.4%
Nigeria	5.4%
Turkey	5.0%
Egypt	5.0%
Uzbekistan	4.2%
Oman	3.8%
Singapore	2.8%
Chile	2.8%
Denmark	2.6%
United Kingdom	2.5%
Senegal	2.2%
Switzerland	2.0%
Italy	2.0%
Suriname	1.6%
Serbia	1.6%
Tanzania	1.6%
Argentina	1.5%
Mauritius	1.5%
South Africa	1.5%
Pakistan	1.5%
Netherlands	1.5%
Guyana	1.5%
Ireland	1.4%
Peru	1.3%
Trinidad And Tobago	1.2%
Germany	1.1%
Zambia	0.8%
Benin	0.8%
Semi-Annual Shareholder Report

Country	Percentage of Net Assets
Thailand	0.7%
Estonia	0.7%
Spain	0.6%
Mexico	0.6%
Russia	0.5%
Azerbaijan	0.5%
Ukraine	0.4%
Kazakhstan	0.3%
Qatar	0.3%
Ghana	0.2%
Kenya	0.1%
Papua New Guinea	0.0%[1]
United Arab Emirates	0.0%[1]

1	Represents less than 0.1%.
Cash
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Project and Trade Finance Tender Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Semi-Annual Shareholder Report

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Shareholder Report

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of an appropriate group of peer funds compiled by Federated Hermes using data supplied by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s statement that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year and five-year periods, and was above the Performance Peer Group median for the three-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates and total expense ratios relative to the overall category of peer funds selected by Morningstar (the “Expense Peer Group”).
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s observation that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s observation that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s observation that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s observation that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s observation that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s observation that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Shareholder Report

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
For each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedHermes.com/us/FundInformation.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email ceinfo@federatedhermes.com.
Semi-Annual Shareholder Report

Federated Hermes Project and Trade Finance Tender Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
CUSIP 31424D104
CUSIP 31424D401
Q453326 (11/25)
© 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Not Applicable

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Fund’s Evaluation and Approval of Advisory Contract summary appears in the Report to Stockholders filed under Item 1 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)   Not Applicable

(b)   Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable

(a)(2) Not Applicable

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable

(a)(5) Not Applicable

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Project and Trade Finance Tender Fund

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  November 21, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2025